Earnings Per Share ("EPS")	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Earnings Per Share ("EPS")

17.    EARNINGS PER SHARE (“EPS”)

A reconciliation of net income attributable to Baidu, Inc. in the consolidated statements of comprehensive income to the numerator for the computation of basic and diluted per share for the years ended December 31, 2013, 2014 and 2015 is as follows:

	For the years ended December 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$
	(In thousands)
Net income attributable to Baidu, Inc.	10,550,657	13,196,932	33,664,173	5,196,853
Accretion of the redeemable noncontrolling interests	(31,799)	(52,683)	(329,180)	(50,817)

Numerator for EPS computation	10,518,858	13,144,249	33,334,993	5,146,036

The following table sets forth the computation of basic and diluted net income attributable to Baidu, Inc. per share for Class A and Class B ordinary shares.

	For the years ended December 31,
	2013		2014		2015
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
	(In thousands, except for number of shares, per share and per ADS data)
Earnings per share – basic:
Numerator
Allocation of net income attributable to Baidu, Inc.	8,200,353	2,318,505	10,328,517	2,815,732	26,182,538	4,041,887	7,152,455	1,104,149
Denominator
Weighted average ordinary shares outstanding	27,274,769	7,711,459	27,551,463	7,511,003	27,428,861	27,428,861	7,492,921	7,492,921

Denominator used for earnings per share	27,274,769	7,711,459	27,551,463	7,511,003	27,428,861	27,428,861	7,492,921	7,492,921
Earnings per share – basic	300.66	300.66	374.88	374.88	954.56	147.36	954.56	147.36

Earnings per share – diluted:
Numerator
Allocation of net income attributable to Baidu, Inc. for diluted computation	8,203,670	2,315,188	10,339,397	2,804,852	26,205,544	4,045,439	7,129,449	1,100,597
Reallocation of net income attributable to Baidu, Inc. as a result of conversion of Class B to Class A shares	2,315,188	—	2,804,852	—	7,129,449	1,100,597

Allocation of net income attributable to Baidu, Inc.	10,518,858	2,315,188	13,144,249	2,804,852	33,334,993	5,146,036	7,129,449	1,100,597
Denominator
Weighted average ordinary shares outstanding	27,274,769	7,711,459	27,551,463	7,511,003	27,428,861	27,428,861	7,492,921	7,492,921
Conversion of Class B to Class A ordinary shares	7,711,459	—	7,511,003	—	7,492,921	7,492,921
Share-based awards	50,118	—	136,008	—	112,688	112,688

Denominator used for earnings per share	35,036,346	7,711,459	35,198,474	7,511,003	35,034,470	35,034,470	7,492,921	7,492,921
Earnings per share – diluted	300.23	300.23	373.43	373.43	951.49	146.88	951.49	146.88

Earnings per ADS:
Denominator used for earnings per ADS – basic	272,747,690		275,514,630		274,288,610	274,288,610
Denominator used for earnings per ADS – diluted	350,363,460		351,984,740		350,344,700	350,344,700
Earnings per ADS – basic	30.07		37.49		95.46	14.74

Earnings per ADS – diluted	30.02		37.34		95.15	14.69

The Company did not include certain stock options and restricted shares in the computation of diluted earnings per share for the years ended December 31, 2013, 2014 and 2015 because those stock options and restricted shares were anti-dilutive for earnings per share for the respective years.